UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21479


                    MADISON HARBOR BALANCED STRATEGIES, INC.
               (Exact name of registrant as specified in charter)
                                    ________


                    Madison Harbor Balanced Strategies, Inc.
                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174

                    (Address of principal executive offices)

                    Madison Harbor Balanced Strategies, Inc.
                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174

                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-380-5500

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

Included herein pursuant to rule 30b1-5 under the Investment Company Act of 1940.

                                              MADISON HARBOR BALANCED STRATEGIES, INC.
                                                Consolidated Schedule of Investments
                                                          December 31, 2006
                                                             (unaudited)

                                                                              COMMITMENT          UNFUNDED                 % OF NET
                              DESCRIPTION                                  PRINCIPAL AMOUNT      COMMITMENT        VALUE     ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
PRIVATE EQUITY REAL ESTATE FUNDS ("UNDERLYING FUNDS"), (22.53%)(1)
  Legacy Partners Realty Fund I, LLC                                    $       2,000,000      $   258,096     $ 2,115,624     5.17%
  Keystone Property Fund II, LP                                                 2,500,000        1,425,000         986,248     2.41%
  Five Arrows Realty Securities IV, LP                                          2,000,000        1,130,764         869,363     2.13%
  Legacy Partners Realty Fund II, LLC                                           2,800,000        1,931,393         825,109     2.02%
  RREEF America REIT III, Inc.                                                  1,500,000          750,000         669,422     1.64%
  Transwestern Mezzanine Realty Partners II, LLC                                1,478,000          764,259         660,590     1.62%
  Parmenter Realty Fund III, LP                                                 2,500,000        1,888,614         576,636     1.40%
  Guardian Realty Fund II, LLC                                                  1,500,000        1,152,132         368,185     0.90%
  Barrow Street Real Estate Investment Fund III, LP (2)                         4,000,000        3,600,000         313,068     0.77%
  Legg Mason Real Estate Capital II, Inc.                                       1,500,000        1,200,000         310,957     0.76%
                                                                        -----------------      -----------     -----------    ------
        Total private equity real estate funds (cost $7,477,443)        $      21,778,000      $14,100,258     $ 7,695,202    18.82%
                                                                        =================      ===========     ===========    ======
FIXED INCOME SECURITIES, (77.47%)
  FHLB Discount Notes, Maturing 01/11/07 through 12/11/08               $      10,830,000      $        --     $10,816,723    26.45%
  FHLMC Guaranteed Multiclass Mortgage Participating Certificates:
    Series 2844, Class PQ, Dated 08/01/04, 5.0%, Due 05/15/23                   3,000,000               --       2,989,442     7.31%
    Series 2755, Class LB, Dated 02/01/04, 4.0%, Due 09/15/23                   2,670,014               --       2,634,257     6.44%
    Series 2497, Class NG, Dated 09/01/02, 5.0%, Due 01/15/16                   1,213,279               --       1,207,455     2.95%
    Series 3044, Class QK, Dated 10/01/05, 5.5%, Due 07/15/18                     805,999               --         804,812     1.97%
    Series 2958, Class KA, Dated 04/01/05, 5.0%, Due 01/15/22                     769,417               --         765,970     1.87%
    Series 2911, Class BA, Dated 01/01/05, 5.0%, Due 09/15/18                     715,204               --         712,205     1.74%
  FNMA Guaranteed REMIC Trust Pass Thru Certificates:
    Series 2002-83, Class LD, Dated 11/01/02, 5.5%, Due 12/25/27                1,750,000               --       1,746,051     4.27%
    Series 2002-70, Class QE, Dated 10/01/02, 5.5%, Due 02/25/28                1,224,171               --       1,220,210     2.98%
    Series 2003-17, Class QR, Dated 02/01/03, 4.5%, Due 11/25/25                1,063,430               --       1,054,504     2.58%
    Series 2005-67, Class AB, Dated 07/01/05, 4.5%, Due 07/25/22                  871,463               --         862,661     2.11%
    Series 2005-25, Class PA, Dated 03/01/05, 5.0%, Due 08/25/19                  543,928               --         540,835     1.32%
    Series 2003-16, Class PB, Dated 02/01/03, 4.5%, Due 01/25/12                  392,775               --         390,389     0.96%
  Asset Backed Securities:
    Capital One Auto Fin. Trust
      Series 2006 A, Class A2, 5.31%, Due 05/15/09                                427,029               --         427,000     1.04%
    Nissan Auto Receivables Owner Trust
      Series 2006, Class A1, 5.49%, Due 08/15/07                                  202,541               --         202,622     0.50%
    J.P. Morgan Mortgage Acquisition Corp.
      Series 2006-FRE1, Class A2, 4.89%, Due 05/25/35                              79,667               --          79,675     0.20%
                                                                        -----------------                      -----------    ------
        Total fixed income securities (cost $26,523,698)                $      26,558,917                      $26,454,811    64.69%
                                                                        -----------------                      -----------    ------
        Total investments at fair value (cost $34,001,141)                                                     $34,150,013    83.51%
                                                                                                               ===========    ======

*Percentages are based on net assets of $40,891,959.

(1) Investments in Underlying Funds are illiquid, exempt from registration under the Securities Act of 1933 and may only be sold accordingly.
(2) On April 19, 2006, the Fund formed a wholly-owned subsidiary, Madison Harbor Balanced Strategies Taxable REIT Subsidiary, Inc. ("MHBS TRS"). Unlike the income earned from other investments in which the Fund owns an interest, income earned by the investments of a taxable REIT subsidiary is not attributable to the Fund for the purposes of certain REIT qualification tests, and this income does not maintain its character when distributed from the taxable REIT subsidiary to the Fund as a dividend. As a result, income that might not be qualifying income for purposes of the income tests applicable to REITs could be earned by a taxable REIT subsidiary without affecting the REIT status of its Fund. The Fund may employ one or more taxable REIT subsidiaries through which to invest in Underlying Funds or other assets, the ownership of which might adversely affect the Fund's qualification under the REIT rules if such assets were held directly. As of December 31, 2006, the Fund's investment in Barrow Street Real Estate Investment Fund III was made through MHBS TRS.

At December 31, 2006, the aggregate cost of investments for tax purposes was approximately $34,001,141. Net unrealized appreciation on investments for tax purposes was $148,872 consisting of $454,666 of gross unrealized appreciation and $(305,794) of gross unrealized depreciation.


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's Private Placement Memorandum and Supplements thereto, and most recent financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                               Madison Harbor Balanced Strategies, Inc.


                       By:     /s/ Edward M. Casal
                               -------------------
                               Edward M. Casal
                               Chief Executive Officer

                       Date:   February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                       By:     /s/ Edward M. Casal
                               -------------------
                               Edward M. Casal
                               Chief Executive Officer

                       Date:   February 28, 2007


                       By:     /s/Christopher J. Brown
                               -----------------------
                               Christopher J. Brown
                               Chief Financial Officer

                       Date:   February 28, 2007